Acquisitions and Disposals - Schedule of Acquisition of Subsidiary on Cash Flows (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule Of Acquisition Of Subsidiary On Cash Flows Abstract
Total cash consideration unpaid
Cash and cash equivalents in subsidiary acquired	10,447
Net cash inflow on acquisition	$ 10,447